T. ROWE PRICE Retirement 2045 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 6.1%
T. Rowe Price Funds:
New Income Fund  415,805 74,931 18,538 59,777,284 465,067
U.S. Treasury Long-Term Index
Fund  233,013 32,330 12,282 36,305,254 246,513
International Bond Fund (USD
Hedged)  162,620 12,821 7,565 19,753,538 166,720
Limited Duration Inflation Focused
Bond Fund  136,314 15,297 7,214 30,602,877 143,527
Dynamic Global Bond Fund  100,416 6,943 4,608 13,527,948 102,271
Emerging Markets Bond Fund  28,042 4,427 1,315 3,144,649 30,786
High Yield Fund  23,156 9,037 1,323 5,194,515 30,648
Total Bond Funds (Cost $1,236,991) 1,185,532
EQUITY FUNDS 93.7%
T. Rowe Price Funds:
Value Fund  3,064,222 24,383 99,613 55,311,027 3,231,270
Growth Stock Fund  3,180,842 212,589 61,160 28,143,521 3,196,541
U.S. Large-Cap Core Fund  1,730,345 15,768 53,095 35,708,762 1,765,798
Equity Index 500 Fund  1,705,447 6,205 58,890 8,106,377 1,619,330
International Value Equity Fund  1,560,312 — 77,832 53,891,271 1,490,648
Overseas Stock Fund  1,430,161 1,348 54,930 75,795,355 1,403,730
International Stock Fund  1,260,733 365 97,617 50,131,767 1,189,125
Real Assets Fund  1,121,674 10,125 33,940 54,004,150 1,125,987
Emerging Markets Discovery Stock
Fund  637,654 395 18,503 26,858,673 591,428
Emerging Markets Stock Fund  612,089 576 18,440 10,393,205 581,292
Mid-Cap Value Fund  606,318 — 65,524 14,245,229 550,256
Mid-Cap Growth Fund  543,172 350 20,866 5,170,355 532,960
New Horizons Fund (2) 363,775 35 18,904 5,577,680 337,282
Small-Cap Stock Fund  336,220 218 14,664 4,960,740 325,921
Small-Cap Value Fund  352,682 — 31,469 5,254,287 322,456
Total Equity Funds (Cost $11,244,792) 18,264,024
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,685 67,566 68,482 18,100 1,755
Total Other Mutual Funds (Cost $1,755) 1,755
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 149,426 218,738 351,087 17,077,210 17,077

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.743%,
11/3/26 (4) 20,000,000 19,869
U.S. Treasury Bills, 3.707%,
10/15/26 (4) 1,010,000 1,006
Total Short-Term Investments (Cost $37,953) 37,952
Total Investments in Securities 100.0%
(Cost $12,521,491) $ 19,489,263
Other Assets Less Liabilities (0.0)% (9,061)
Net Assets 100.0% $ 19,480,202
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 477 MSCI EAFE Index contracts 9/26 (77,007) $ (1,427)
Short, 342 Russell 2000 E-Mini Index contracts 9/26 (50,594) 1,003
Long, 507 S&P 500 E-Mini Index contracts 9/26 195,170 3,588
Net payments (receipts) of variation margin to date (3,211)
Variation margin receivable (payable) on open futures contracts $ (47)

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (308) $ (480) $ 1,636
Emerging Markets Bond Fund  (3) (368) 495
Emerging Markets Discovery Stock Fund  8,108 (28,118) —
Emerging Markets Stock Fund  5,883 (12,933) —
Equity Index 500 Fund  56,095 (33,432) 4,608
Growth Stock Fund  17,739 (135,730) —
High Yield Fund  (11) (222) 505
International Bond Fund (USD Hedged)  (141) (1,156) 1,385
International Stock Fund  20,829 25,644 —
International Value Equity Fund  63,999 8,168 —
Limited Duration Inflation Focused Bond Fund  (46) (870) 610
Mid-Cap Growth Fund  908 10,304 —
Mid-Cap Value Fund  16,421 9,462 —
New Horizons Fund  260 (7,624) —
New Income Fund  (947) (7,131) 5,564
Overseas Stock Fund  27,881 27,151 —
Real Assets Fund  10,460 28,128 —
Small-Cap Stock Fund  3,440 4,147 —
Small-Cap Value Fund  7,587 1,243 —
Transition Fund  (467) (14) 152
U.S. Large-Cap Core Fund  11,013 72,780 —
U.S. Treasury Long-Term Index Fund  (1,892) (6,548) 2,673
Value Fund  25,575 242,278 —
U.S. Treasury Money Fund, 3.74% — — 813
Totals $ 272,383# $ 194,679 $ 18,441+
# Capital gain distributions from underlying Price funds represented $14 of the net realized gain (loss).
+ Investment income comprised $18,441 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2045 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.
Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Retirement 2045 Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F159-054Q1 08/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 1,185,532 $ — $ — $ 1,185,532
Equity Funds 18,264,024 — — 18,264,024
Other Mutual Funds 1,755 — — 1,755
Short-Term Investments 17,077 20,875 — 37,952
Total Securities 19,468,388 20,875 — 19,489,263
Futures Contracts* 4,591 — — 4,591
Total $ 19,472,979 $ 20,875 $ — $ 19,493,854
Liabilities
Futures Contracts* $ 1,427 $ — $ — $ 1,427
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.